Interests in equity-accounted investees - Material associate (Details) - Yonghui Superstores Co., Ltd. ("Yonghui")	12 Months Ended
Dec. 31, 2025 CNY (¥)
Interests in equity-accounted investees
Percentage of ownership interest	29.40%
Investments in associate pledged as collateral	¥ 3,822,114,000
Fair value of investments	¥ 12,513,555,000